PROPERTY AND EQUIPMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 5 – PROPERTY AND EQUIPMENT

Property and equipment as of September 30, 2022 and December 31, 2021 is summarized as follows:

	September 30, 2022	December 31, 2021
Machinery and Equipment	$8,309,983	$4,816,756
Furniture and Fixtures	6,128	-
Land	980,129	-
Buildings	724,170	-
Vehicles	20,000	-
Leaseholder Improvements	252,851	-
Subtotal	10,293,261	4,816,756
Less accumulated depreciation	(2,483,559)	(1,911,719)
Property and equipment, net	$7,809,702	$2,905,037

Depreciation expense for the three months ended September 30, 2022 and 2021 was $237,788 and $0, respectively. Depreciation expense for the nine months ended September 30, 2022 and 2021 was $571,840 and $0, respectively. There was an impairment expense on land of $176,192 for both the three and nine months ended September 30, 2022, as compared to $0 for the three and nine months ended September 30, 2021.

NOTE 5 – PROPERTY AND EQUIPMENT

Upon effectiveness of the Company’s acquisition of Empire on October 1, 2021, the Company acquired equipment with a purchase price of $5,511,568 with accumulated depreciation of $2,287,231. Property and equipment as of December 31, 2021 and December 31, 2020 is summarized as follows:

	December 31, 2021	December 31, 2020
Equipment	$$4,816,756	$23,987
Subtotal	4,816,756	23,987
Less accumulated depreciation	(1,911,719)	(23,987)
Property and equipment, net	$2,905,037	$-

Depreciation expense for the years ended December 31, 2021 and 2020 was $149,156 and $0, respectively. Impairment of equipment expense for the years ended December 31, 2021 and 2020 was $388,877 and $0, respectively.